CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 853,402	$ 1,503,149
Marketable securities	219,353	162,308
Accounts receivable - net of allowance for credit losses of $390 and $889 as of June 30, 2026 (unaudited) and December 31, 2025, respectively	32,888	30,552
Prepaid expenses and other current assets	104,578	93,055
Total current assets	1,210,221	1,789,064
Property and equipment, net	50,299	53,888
Operating lease right-of-use assets	202,865	149,149
Deferred tax assets, net	54,273	58,682
Other long-term assets	89,182	55,817
Goodwill	9,851	0
Intangible assets, net	3,228	0
Total long-term assets	409,698	317,536
Total assets	1,619,919	2,106,600
CURRENT LIABILITIES:
Accounts payable	62,934	45,001
Accrued expenses and other current liabilities	247,845	234,377
Deferred revenue, current	451,577	409,677
Operating lease liabilities, current	27,512	25,819
Total current liabilities	789,868	714,874
Operating lease liabilities, non-current	209,976	142,948
Deferred revenue, non-current	2,100	1,942
Total long-term liabilities	212,076	144,890
Total liabilities	1,001,944	859,764
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares, no par value – Authorized: 99,999,999 shares as of June 30, 2026 (unaudited) and December 31, 2025; Issued and Outstanding: 42,274,119 and 51,160,822 as of June 30, 2026 (unaudited) and December 31,2025, respectively	0	0
Founders’ shares no par value: Authorized: 1 share as of June 30, 2026 (unaudited), and December 31, 2025; Issued and Outstanding: 1 share as of June 30,2026 (unaudited), and December 31, 2025
Additional paid-in capital	1,012,909	1,662,029
Accumulated other comprehensive income	6,862	18,097
Accumulated deficit	(401,796)	(433,290)
Total shareholders’ equity	617,975	1,246,836
Total liabilities and shareholders’ equity	$ 1,619,919	$ 2,106,600